Goodwill and Other Intangible Assets, Net	12 Months Ended
Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL AND OTHER INTANGIBLE ASSETS, NET
NOTE 7:-	GOODWILL AND OTHER INTANGIBLE ASSETS, NET

Other Intangible Assets:

	December 31, 2018	December 31, 2017	Weighted average amortization period

Cost:
Brand name	670	670	4.1
Customer list	2,450	2,450	2.5
Software	111	111	3
Customer relationship	141	141	7

	3,372	3,372
Accumulated amortization:
Brand name	670	670
Customer list	2,450	2,450
Software	111	74
Customer relationship	60	40

	3,291	3,234

Amortized cost	$81	$138

Intangible assets are amortized based on the straight-line method for their remaining useful life.

Amortization expenses amounted to $57, $ 57 and $ 64 for the years ended December 31, 2018, 2017 and 2016, respectively.